Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		¥ 339,493		¥ 283,695
Less: Accumulated depreciation and amortization	[1]	(227,096)		(189,819)
Property, equipment and software, net		112,397	$ 17,638	93,876
Computer and Electronic Equipment [Member]
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		231,196		173,653
Office Furniture and Equipment [Member]
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		22,279		17,136
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		39,266		47,324
Software [Member]
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		¥ 46,752		¥ 45,582

[1]	Depreciation and amortization expenses for the years ended December 31, 2019, 2020 and 2021 was RMB57,712, RMB51,780 and RMB37,277 respectively.